Derivative Financial Instruments (Notional Amounts of Derivative Contracts) (Detail) - JPY (¥) ¥ in Trillions	Sep. 30, 2025	Mar. 31, 2025
Derivative [Line Items]
Notional amounts of derivatives	¥ 2,769.4	¥ 2,483.5
Interest rate contracts
Derivative [Line Items]
Notional amounts of derivatives	2,368.0	2,122.7
Foreign exchange contracts
Derivative [Line Items]
Notional amounts of derivatives	385.5	346.9
Equity contracts
Derivative [Line Items]
Notional amounts of derivatives	6.0	5.1
Commodity contracts
Derivative [Line Items]
Notional amounts of derivatives	0.2	0.2
Credit derivatives
Derivative [Line Items]
Notional amounts of derivatives	5.6	5.0
Other
Derivative [Line Items]
Notional amounts of derivatives	¥ 4.1	¥ 3.6